Other Intangible Assets - Future Amortization Expenses (Detail) - EUR (€) € in Thousands	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2016	€ 57,720
2017	62,734
2018	61,395
2019	60,881
2020	60,386
Thereafter	435,054
Amortization expenses	€ 738,170	€ 723,839